Leases (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Maturity Analysis of Operating Lease Liabilities [Abstract]
2024	$ 339,420
2025	98,772
2026	13,520
2027	13,835
2028	13,835
Thereafter	3,459
Total lease payments	482,841
Less: Imputed interest	(21,052)
Present value of lease liabilities	461,789	$ 1,176,269
Less: Operating lease liabilities, current	(325,394)	(625,048)
Operating lease liabilities, noncurrent	$ 136,395	$ 551,221